Filed under Rule 497(k) Registration No. 033-52742

SUNAMERICA SERIES TRUST

American Funds® Growth SAST Portfolio

(the “Portfolio”)

Supplement dated April 14, 2016, to the Portfolio’s Summary Prospectus dated May 1, 2015, as supplemented and amended to date

The following changes are effective immediately:

The table in the section entitled “Portfolio Summary: American Funds® Growth SAST Portfolio – Investment Adviser” under the heading Portfolio Managers is deleted in its entirety and replaced with the following:

Name	Portfolio Managers of the Master Growth Fund Since	Title
Gregory D. Johnson	2007	Partner – Capital World Investors
Michael T. Kerr	2005	Partner – Capital World Investors
Ronald B. Morrow	2003	Partner – Capital World Investors
Andraz Razen	2013	Vice President – Capital World Investors
Martin Romo	2015	Partner – Capital World Investors
Alan J. Wilson	2015	Partner – Capital World Investors

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.